Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	COMSTOCK INC.
Entity Primary SIC Number	2860
Entity Tax Identification Number	65-0955118
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	117 American Flat Road
Entity Address, City or Town	Virginia City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89440
City Area Code	775
Local Phone Number	847-5272
Amendment Flag	false
Entity Central Index Key	0001120970
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer